Non-Current Financial Assets	12 Months Ended
Dec. 31, 2020
Non-Current Financial Assets
Non-Current Financial Assets

Note 18 Non-Current Financial Assets

	December 31,
	2020	2019
Cost at opening balance	1,939	341
Bank guarantees granted	0	1,888
Reimbursement security deposit	0	(290)
Acquisition through business combinations	286	—
Net book value	2,225	1,939

Non-current financial assets comprise of bank guarantees/deposits amounted to SEK 2,224 and SEK 1,938 as of December 31, 2020 and 2019, respectively.